Common Stock Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Professional fee	$ 2,015,898	$ 949,319
Amortization of debt discount		5,008
Stock based compensation, related parties	1,529,182	394,540
Common Stock Warrants [Member]
Professional fee	6,079	$ 0
Stock based compensation expense	58,301
Amortization of debt discount	$ 32,973
Warrants expired	50,000	95,000
Weighted average fair value of warrants granted	$ 0.25	$ 0.75
Risk-free interest rate	1.75%	1.18%
Expected term	9 years 2 months 19 days	4 years 2 months 27 days
Common Stock Warrant One [Member]
Professional fee	$ 14,421
Common Stock Warrant Two [Member]
Professional fee	11,943	$ 0
Common Stock Warrant Three [Member]
Professional fee	11,939	0
Common Stock Warrant Four [Member]
Professional fee	283,368	73,403
Common Stock Warrant Five [Member]
Professional fee	247,947	64,227
Common Stock Warrants Six [Member]
Professional fee	$ 637,578	637,578
Common Stock Warrants One [Member]
Professional fee		$ 0